                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                             March 8, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  Metropolitan Life Variable Annuity Separate Account I
          File No. 811-08732

Commissioners:

The Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Variable Annuity Separate Account I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

Annual Reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

Metropolitan Life Variable Annuity Separate Account I
File No. 811-08732
Page 2


The Annual Reports for certain series of Legg Mason Partners Variable Portfolios III, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios V are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                             Sincerely,


                                             /s/ John E. Connolly
                                             -----------------------------------
                                             John E. Connolly, Jr.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company